Debt, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Current portion of long-term debt	$ 27,700	$ 7,320
Long-term debt, non-current portion	345,638	376,303
[RoyalBankOfScotlandRevolvingCreditFacilityFebruary2005Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	February 2005
Line of Credit Facility, Maximum Borrowing Capacity	230,000
[LineOfCreditMember]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	May 24, 2006
Line of Credit Facility, Maximum Borrowing Capacity	300,000
Percentage Of Borrowings To Market Value	75.00%
Line of Credit Facility, Expiration Date	ten years
Line of Credit Facility, Interest Rate Description	Libor plus margin ranging from 0.75% to 0.85%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Line of Credit Facility, Date of First Required Payment	six years from May 24, 2006
Line Of Credit Facility Decreasing Capacity Period	4 years
Line of Credit Facility, Periodic Payment, Principal	15,000
Line of Credit Facility, Frequency of Payments	semiannually
Final Debt Principal Payment	165,000
Current portion of long-term debt	20,700	0
Long-term debt, non-current portion	270,000	290,700
Line of Credit Facility, Remaining Borrowing Capacity	9,300
Long-term Debt, Weighted Average Interest Rate	1.07%	1.10%
Number Of Vessels Collateral For Debt	14
Line of Credit Facility, Priority	first priority or preferred ship mortgage
Minimum Hull Cover Ratio	120.00%
Guarantor Minimum Liquidity	6,000	5,200
Line of Credit Facility, Current Borrowing Capacity	$ 9,300
Line of Credit Facility, Covenant Compliance	As at December 31, 2011, the Company obtained a waiver from the bank with regards to its share repurchase program
Minimum liquidity per vessel	$400 per each vessel in the fleet mortgaged under or financed through the credit facility